Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2025
Property and Equipment [Member]
Vessels, net/Assets held for sale [Abstract]
Property, Plant and Equipment, net
9.	Property, Plant and Equipment, net

The following table shows the Company’s gross property, plant and equipment by major asset classes as of December 31, 2024 and 2025.

	Year Ended
	December 31, 2024	December 31, 2025
Wind turbines	$—	$32,576,826
Leasehold improvements	1,809,400	1,914,676
Office Furniture	116,613	105,743
Other fixtures and fittings, office equipment	68,178	61,274
Property, plant and equipment, net	$1,994,191	$34,658,519

The wind turbines previously classified as held for sale as of December 31, 2024 were reclassified to held and used in December 2025 in the gross amount of $33,748,655.

The wind turbines were not depreciated while classified as held for sale. Following the reclassification, depreciation resumed, and the depreciation relating to the period in which no depreciation had been recognized was recorded as of December 31, 2025 in the amount of $1,159,575. For further information regarding the reclassification see Note 7.

Leasehold improvements mainly relate to the MPC Capital Hamburg office. Total depreciation recognized in the consolidated statement of comprehensive income amounted to $1,503,050 for the year ended December 31, 2025, compared to $34,350 for the period from December 16, 2024 to December 31, 2024.
The following tables reflect the gross carrying amount and accumulated depreciation as of December 31, 2024 and 2025:

	2025
	Gross carrying amount	Accumulated depreciation	Net Carrying amount
Wind turbines	$33,748,655	$(1,171,829)	$32,576,826
Leasehold improvements	2,228,502	(313,826)	1,914,676
Office furniture	133,455	(27,712)	105,743
Other fixtures and fittings, office equipment	115,527	(54,253)	61,274
Property, plant and equipment, net	$36,226,139	$(1,567,620)	$34,658,519

	2024
	Gross carrying amount	Accumulated depreciation	Net Carrying amount
Leasehold improvements	$1,841,160	$(31,760)	$1,809,400
Office furniture	117,595	(982)	116,613
Other fixtures and fittings, office equipment	69,760	(1,582)	68,178
Property, plant and equipment, net	$2,028,515	$(34,324)	$1,994,191